STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Limited Partner [Member]	General Partner [Member]	Total	Series Fifteen [Member] Limited Partner [Member]	Series Fifteen [Member] General Partner [Member]	Series Fifteen [Member]	Series Sixteen [Member] Limited Partner [Member]	Series Sixteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Seventeen [Member] Limited Partner [Member]	Series Seventeen [Member] General Partner [Member]	Series Seventeen [Member]	Series Eighteen [Member] Limited Partner [Member]	Series Eighteen [Member] General Partner [Member]	Series Eighteen [Member]	Series Nineteen [Member] Limited Partner [Member]	Series Nineteen [Member] General Partner [Member]	Series Nineteen [Member]
Partners' capital (deficit) at Mar. 31, 2010	$ (20,507,883)	$ (2,096,320)	$ (22,604,203)	$ (3,277,326)	$ (358,548)	$ (3,635,874)	$ (7,233,141)	$ (544,384)	$ (7,777,525)	$ (6,635,683)	$ (492,055)	$ (7,127,738)	$ (4,469,652)	$ (358,509)	$ (4,828,161)	$ 1,107,919	$ (342,824)	$ 765,095
Distributions to partners	(1,500,000)	0	(1,500,000)	0	0	0	0	0	0	0	0	0	0	0	0	(1,500,000)	0	(1,500,000)
Net income (loss)	4,669,237	47,164	4,716,401	(104,464)	(1,055)	(105,519)	(269,279)	(2,720)	(271,999)	453,139	4,577	457,716	(209,732)	(2,119)	(211,851)	4,799,573	48,481	4,848,054
Partners' capital (deficit) at Mar. 31, 2011	(17,338,646)	(2,049,156)	(19,387,802)	(3,381,790)	(359,603)	(3,741,393)	(7,502,420)	(547,104)	(8,049,524)	(6,182,544)	(487,478)	(6,670,022)	(4,679,384)	(360,628)	(5,040,012)	4,407,492	(294,343)	4,113,149
Distributions to partners	(259,212)	(2,618)	(261,830)	0	0	0	0	0	0	0	0	0	0	0	0	(259,212)	(2,618)	(261,830)
Net income (loss)	71,321	720	72,041	131,894	1,332	133,226	(164,536)	(1,662)	(166,198)	(25,253)	(255)	(25,508)	168,274	1,700	169,974	(39,058)	(395)	(39,453)
Partners' capital (deficit) at Mar. 31, 2012	$ (17,526,537)	$ (2,051,054)	$ (19,577,591)	$ (3,249,896)	$ (358,271)	$ (3,608,167)	$ (7,666,956)	$ (548,766)	$ (8,215,722)	$ (6,207,797)	$ (487,733)	$ (6,695,530)	$ (4,511,110)	$ (358,928)	$ (4,870,038)	$ 4,109,222	$ (297,356)	$ 3,811,866